DISCONTINUED OPERATIONS - Cash flow statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DISCONTINUED OPERATIONS
Net cash from (used in) operating activities of discontinued operations	R$ (2,908,844)	R$ (600,801)	R$ 388,005
Net cash from (used in) financing activities of discontinued operations	(174,814)	2,105,924	950,066
Net cash from (used in) investment activities of discontinued operations	3,079,754	(1,503,660)	(1,337,726)
Net cash provided by discontinued operations	R$ (3,904)	R$ 1,463	R$ 345